                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended JUNE 30 , 2004.
                                                        --------

Check here if Amendment;  / /          Amendment Number:
This Amendment (Check only one):           / /  is a restatement.
                                           / /  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                                       White Mountains Advisors LLC
Address of Principal Executive Office:      370 Church Street
                                            Guilford, CT 06437


Form 13F File Number:                       028-00470

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Maribel C. Friend
Title: Chief Operating Officer
Phone: (203) 458-2380

Signature, Place, and Date of Signing:

 /s/ MARIBEL C. FRIEND                          GUILFORD, CONNECTICUT               AUGUST 16, 2004
----------------------------------------------------------------------------------------------------------
[Signature]                                     [City, State]                           [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             2
                                         --------------

Form 13F Information Table Entry Total:     133 ITEMS
                                         --------------

Form 13F Information Table Value Total:  $1,079,545,016
                                         --------------

List of Other Included Managers:

Provide a numbered list of the names and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                        Form 13F File Number                        Name
1.                         028-07388                                   FOLKSAMERICA HOLDING COMPANY, INC.
                           ---------                                   ----------------------------------

2.                         028-01681                                   WHITE MOUNTAINS INSURANCE GROUP, LTD.
                           ---------                                   -------------------------------------

                          WHITE MOUNTAINS ADVISORS, LLC

                          WHITE MOUNTAINS ADVISORS, LLC
                   FORM 13F INFORMATION TABLE - JUNE 30, 2004


---------------------------------------------------------------------------------------------------------------------------------
                                     Title           CUSIP          Market           Amount and      Investment
Name of Issuer                      of Class         Number         Value         Type of Security   Discretion   Managers *
---------------------------------------------------------------------------------------------------------------------------------
  1 MONTPELIER RE                  SHS              G62185106      214,011,000       6,300,000        DEFINED     1, 2
  2 ABITIBI-CONSOLIDATED           COM              003924107        6,604,800         960,000        DEFINED     1, 2
  3 ABITIBI-CONSOLIDATED           COM              003924107          275,200          40,000        DEFINED     1, 3
  4 ABITIBI-CONSOLIDATED           COM              003924107          344,000          50,000        DEFINED     1
  5 ALLEGHENY ENERGY, INC.         COM              017361106        1,926,250         125,000        DEFINED     1, 2
  6 AMERADA HESS CORP              COM              023551104       78,952,430         997,000        DEFINED     1, 2
  7 AMERADA HESS CORP              COM              023551104        3,959,500          50,000        DEFINED     1, 3
  8 AMERADA HESS CORP              COM              023551104        5,147,350          65,000        DEFINED     1
  9 ANHEUSER-BUSCH COS INC.        COM              035229103        2,700,000          50,000        DEFINED     1, 3
 10 AON CORP                       COM              037389103        4,839,900         170,000        DEFINED     1, 2
 11 AON CORP                       COM              037389103        2,801,448          98,400        DEFINED     1, 3
 12 ARCHER DANIELS MIDLAND         COM              039483102       13,927,400         830,000        DEFINED     1, 2
 13 ARCHER DANIELS MIDLAND         COM              039483102          755,100          45,000        DEFINED     1, 3
 14 ARCHER DANIELS MIDLAND         COM              039483102        1,174,600          70,000        DEFINED     1
 15 AUTOMATIC DATA PROCESSING      COM              053015103       23,829,720         569,000        DEFINED     1, 2
 16 AUTOMATIC DATA PROCESSING      COM              053015103          418,800          10,000        DEFINED     1, 3
 17 AUTOMATIC DATA PROCESSING      COM              053015103          837,600          20,000        DEFINED     1
 18 BERKSHIRE HATHAWAY, INC.       COM CL A         084670108        7,738,650              87        DEFINED     1, 2
 19 BERKSHIRE HATHAWAY, INC.       COM CL B         084670207       11,554,050           3,910        DEFINED     1, 2
 20 BERKSHIRE HATHAWAY, INC.       COM CL B         084670207          738,750             250        DEFINED     1, 3
 21 BERKSHIRE HATHAWAY, INC.       COM CL B         084670207        1,034,250             350        DEFINED     1
 22 CALLAWAY GOLF COMPANY          COM              131193104        3,424,680         302,000        DEFINED     1, 2
 23 CALLAWAY GOLF COMPANY          COM              131193104          226,800          20,000        DEFINED     1, 3
 24 CALLAWAY GOLF COMPANY          COM              131193104          226,800          20,000        DEFINED     1
 25 CAPITOL FEDERAL FINANCIAL      COM              14057C106       10,046,400         336,000        DEFINED     1, 2
 26 CAPITOL FEDERAL FINANCIAL      COM              14057C106          747,500          25,000        DEFINED     1, 3
 27 CAPITOL FEDERAL FINANCIAL      COM              14057C106          897,000          30,000        DEFINED     1
 28 CENTRAL PACIFIC FINANCIAL CO   COM              154760102          330,000          12,000        DEFINED     1, 3
 29 CHARTER FINANCIAL CORP         COM              16122M100        6,562,000         193,000        DEFINED     1, 2
 30 CHARTER FINANCIAL CORP         COM              16122M100          170,000           5,000        DEFINED     1, 3
 31 CHARTER FINANCIAL CORP         COM              16122M100          612,000          18,000        DEFINED     1
 32 COMPASS MINERALS INTERNATIONAL COM              20451N101          348,840          18,000        DEFINED     1, 3
 33 DELTIC TIMBER CORP             COM              247850100        2,380,800          62,000        DEFINED     1, 2
 34 DIAMOND OFFSHORE DRILLING, INC.COM              25271C102        5,838,350         245,000        DEFINED     1, 2
 35 DIAMOND OFFSHORE DRILLING, INC.COM              25271C102          357,450          15,000        DEFINED     1, 3
 36 DIAMOND OFFSHORE DRILLING, INC.COM              25271C102          476,600          20,000        DEFINED     1
 37 EASTMAN CHEMICALS              COM              277432100       11,233,890         243,000        DEFINED     1, 2
 38 EASTMAN CHEMICALS              COM              277432100        1,155,750          25,000        DEFINED     1, 3
 39 EASTMAN CHEMICALS              COM              277432100        1,155,750          25,000        DEFINED     1
 40 EL PASO ELECTRIC CO.           COM              283677854       33,968,000       2,200,000        DEFINED     1, 2
 41 EL PASO ELECTRIC CO.           COM              283677854        2,007,200         130,000        DEFINED     1, 3
 42 EL PASO ELECTRIC CO.           COM              283677854        2,007,200         130,000        DEFINED     1
 43 EQUITY OFFICE PROPERTIES TRUST PFD CV B 5.250%  294741509        3,470,700          69,000        DEFINED     1, 2
 44 EQUITY OFFICE PROPERTIES TRUST PFD CV B 5.250%  294741509          377,250           7,500        DEFINED     1
 45 FAIRMONT HOTELS & RESORTS      COM              305204109        8,044,575         298,500        DEFINED     1, 2
 46 FAIRMONT HOTELS & RESORTS      COM              305204109          539,000          20,000        DEFINED     1, 3
 47 FAIRMONT HOTELS & RESORTS      COM              305204109          485,100          18,000        DEFINED     1
 48 FAIRMONT HOTELS & RESORTS      NOTE 3.750% 12/0 305204AB5        9,897,188       9,775,000        DEFINED     1, 2
 49 FAIRMONT HOTELS & RESORTS      NOTE 3.750% 12/0 305204AB5          506,250         500,000        DEFINED     1, 3
 50 FAIRMONT HOTELS & RESORTS      NOTE 3.750% 12/0 305204AB5          734,063         725,000        DEFINED     1
 51 FEDERATED INVS INC PA          CL B             314211103          879,860          29,000        DEFINED     1, 3
 52 FIRST DATA CORP                COM              319963104        8,904,000         200,000        DEFINED     1, 3
 53 FIRST ENERGY CORP              COM              337932107       33,332,310         891,000        DEFINED     1, 2
 54 FIRST ENERGY CORP              COM              337932107        1,683,450          45,000        DEFINED     1, 3
 55 FIRST ENERGY CORP              COM              337932107        1,870,500          50,000        DEFINED     1
 56 FORTUNE BRANDS, INC            COM              349631101        7,392,140          98,000        DEFINED     1, 2
 57 GREAT LAKES CHEMICAL CORP      COM              390568103       35,448,600       1,310,000        DEFINED     1, 2
 58 GREAT LAKES CHEMICAL CORP      COM              390568103        1,894,200          70,000        DEFINED     1, 3
 59 GREAT LAKES CHEMICAL CORP      COM              390568103        2,029,500          75,000        DEFINED     1
 60 HEALTH NET INC.                COM              42222G108          530,000          20,000        DEFINED     1, 3
 61 IDACORP INC                    COM              451107106        2,214,000          82,000        DEFINED     1, 2
 62 IDACORP INC                    COM              451107106          135,000           5,000        DEFINED     1, 3
 63 IDACORP INC                    COM              451107106          216,000           8,000        DEFINED     1
 64 INCO, LTD.                     DBCV 1.000% 3/1  453258AT2        9,403,125       7,500,000        DEFINED     1, 2
 65 INCO, LTD.                     DBCV 1.000% 3/1  453258AT2          626,875         500,000        DEFINED     1, 3
 66 INCO, LTD.                     DBCV 1.000% 3/1  453258AT2          626,875         500,000        DEFINED     1
 67 KERR-MCGEE                     SDCV 5.250% 2/1  492386AP2       25,777,500      24,550,000        DEFINED     1, 2
 68 KERR-MCGEE                     SDCV 5.250% 2/1  492386AP2        1,575,000       1,500,000        DEFINED     1, 3
 69 KERR-MCGEE                     SDCV 5.250% 2/1  492386AP2        1,732,500       1,650,000        DEFINED     1
 70 LEUCADIA NATIONAL CORP         COM              527288104       12,544,230         252,399        DEFINED     1, 2
 71 LOEWS CORP                     NOTE 3.125% 9/1  540424AL2       24,384,375      25,500,000        DEFINED     1, 2
 72 LOEWS CORP                     NOTE 3.125% 9/1  540424AL2          478,125         500,000        DEFINED     1, 3
 73 LOEWS CORP                     NOTE 3.125% 9/1  540424AL2        1,434,375       1,500,000        DEFINED     1
 74 LONGVIEW FIBRE CO.             COM              543213102       15,716,910       1,067,000        DEFINED     1, 2
 75 LONGVIEW FIBRE CO.             COM              543213102          662,850          45,000        DEFINED     1, 3
 76 LONGVIEW FIBRE CO.             COM              543213102          736,500          50,000        DEFINED     1
 77 MARATHON OIL CORP              COM              565849106       56,116,720       1,483,000        DEFINED     1, 2
 78 MARATHON OIL CORP              COM              565849106        3,027,200          80,000        DEFINED     1, 3
 79 MARATHON OIL CORP              COM              565849106        3,405,600          90,000        DEFINED     1
 80 MCDONALD'S CORP                COM              580135101       10,582,000         407,000        DEFINED     1, 2
 81 MCDONALD'S CORP                COM              580135101          572,000          22,000        DEFINED     1, 3
 82 MCDONALD'S CORP                COM              580135101          520,000          20,000        DEFINED     1
 83 MEREDITH CORPORATION           COM              589433101       28,634,160         521,000        DEFINED     1, 2
 84 MEREDITH CORPORATION           COM              589433101        1,099,200          20,000        DEFINED     1, 3
 85 MEREDITH CORPORATION           COM              589433101        1,758,720          32,000        DEFINED     1
 86 NORTHGATE MINERALS CORP        COM              666416102          184,450         119,000        DEFINED     1, 2
 87 NORTHGATE MINERALS CORP        COM              666416102           10,850           7,000        DEFINED     1, 3
 88 NORTHGATE MINERALS CORP        COM              666416102           13,950           9,000        DEFINED     1
 89 NRG ENERGY INC                 COM NEW          629377508        4,625,200         186,500        DEFINED     1, 2
 90 NRG ENERGY INC                 COM NEW          629377508          260,400          10,500        DEFINED     1, 3
 91 NRG ENERGY INC                 COM NEW          629377508          347,200          14,000        DEFINED     1
 92 NUI CORPORATION                COM              629431107        7,241,600         496,000        DEFINED     1, 2
 93 NUI CORPORATION                COM              629431107          438,000          30,000        DEFINED     1, 3
 94 NUI CORPORATION                COM              629431107          438,000          30,000        DEFINED     1
 95 OCTEL CORP                     COM              675727101       33,228,460       1,262,000        DEFINED     1, 2
 96 OCTEL CORP                     COM              675727101          842,560          32,000        DEFINED     1, 3
 97 OCTEL CORP                     COM              675727101          947,880          36,000        DEFINED     1
 98 OHIO CASUALTY CORP             NOTE 5.000% 3/1  677240AC7        4,315,250       4,100,000        DEFINED     1, 2
 99 OHIO CASUALTY CORP             NOTE 5.000% 3/1  677240AC7          421,000         400,000        DEFINED     1, 3
100 PEOPLES BANK                   COM              710198102       11,618,950         373,000        DEFINED     1, 2
101 PEOPLES BANK                   COM              710198102          513,975          16,500        DEFINED     1, 3
102 PEOPLES BANK                   COM              710198102          233,625           7,500        DEFINED     1
103 POPE RESOURCES LTD-LP          COM              732857107          304,073          15,400        DEFINED     1, 2
104 POTLATCH CORPORATION           COM              737628107       20,903,280         502,000        DEFINED     1, 2
105 POTLATCH CORPORATION           COM              737628107        1,041,000          25,000        DEFINED     1, 3
106 POTLATCH CORPORATION           COM              737628107        1,249,200          30,000        DEFINED     1
107 PRUDENTIAL FINANCIAL INC       COM              744320102          929,400          20,000        DEFINED     1, 3
108 RYDER SYSTEM                   COM              783549108       22,158,710         553,000        DEFINED     1, 2
109 RYDER SYSTEM                   COM              783549108        1,121,960          28,000        DEFINED     1, 3
110 RYDER SYSTEM                   COM              783549108          400,700          10,000        DEFINED     1
111 SEMCO ENERGY INC               COM              78412D109          552,900          95,000        DEFINED     1, 2
112 SEMCO ENERGY INC               COM              78412D109           29,100           5,000        DEFINED     1, 3
113 SEMCO ENERGY INC               COM              78412D109           29,100           5,000        DEFINED     1
114 SIERRA PACIFIC RES             COM              826428104        9,637,500       1,250,000        DEFINED     1, 2
115 SIERRA PACIFIC RES             COM              826428104        1,387,800         180,000        DEFINED     1
116 SIERRA PACIFIC RES             NOTE 7.250% 2/1  826428AF1       13,368,750       6,900,000        DEFINED     1, 2
117 TIMBERLAND BANCORP INC         COM              887098101          277,140          12,400        DEFINED     1, 3
118 TRIZEC HAHN CORP               DEB 3.000% 1/2   896938AB3       32,279,250      44,600,000        DEFINED     1, 2
119 TRIZEC HAHN CORP               DEB 3.000% 1/2   896938AB3        1,737,000       2,400,000        DEFINED     1, 3
120 TRIZEC HAHN CORP               DEB 3.000% 1/2   896938AB3        2,171,250       3,000,000        DEFINED     1
121 UNIONBANCAL CORP               COM              908906100        1,692,000          30,000        DEFINED     1, 3
122 UNISOURCE ENERGY CORP.         COM              909205106       45,848,250       1,845,000        DEFINED     1, 2
123 UNISOURCE ENERGY CORP.         COM              909205106        2,857,750         115,000        DEFINED     1, 3
124 UNISOURCE ENERGY CORP.         COM              909205106        2,485,000         100,000        DEFINED     1
125 UNOCAL CORP                    COM              915289102       33,136,000         872,000        DEFINED     1, 2
126 UNOCAL CORP                    COM              915289102        1,900,000          50,000        DEFINED     1, 3
127 UNOCAL CORP                    COM              915289102        2,280,000          60,000        DEFINED     1
128 USF&G CORPORATION              NOTE   3/0       903290AD6       10,659,000      13,200,000        DEFINED     1, 2
129 USF&G CORPORATION              NOTE   3/0       903290AD6          403,750         500,000        DEFINED     1, 3
130 USF&G CORPORATION              NOTE   3/0       903290AD6        1,049,750       1,300,000        DEFINED     1
131 XCEL ENERGY                    COM              98389B100       11,062,020         662,000        DEFINED     1, 2
132 XCEL ENERGY                    COM              98389B100          584,850          35,000        DEFINED     1, 3
133 XCEL ENERGY                    COM              98389B100          584,850          35,000        DEFINED     1
                                                                 1,079,545,016     182,177,196


--------------------------------------------------
              Voting Authority (Shares)
  Sole                Shared              None
--------------------------------------------------
                 6,300,000
                   960,000
                    40,000
                    50,000
                   125,000
                   997,000
                    50,000
                    65,000
                    50,000
                   170,000
                    98,400
                   830,000
                    45,000
                    70,000
                   569,000
                    10,000
                    20,000
                        87
                     3,910
                       250
                       350
                   302,000
                    20,000
                    20,000
                   336,000
                    25,000
                    30,000
                    12,000
                   193,000
                     5,000
                    18,000
                    18,000
                    62,000
                   245,000
                    15,000
                    20,000
                   243,000
                    25,000
                    25,000
                 2,200,000
                   130,000
                   130,000
                    69,000
                     7,500
                   298,500
                    20,000
                    18,000
                 9,775,000
                   500,000
                   725,000
                    29,000
                   200,000
                   891,000
                    45,000
                    50,000
                    98,000
                 1,310,000
                    70,000
                    75,000
                    20,000
                    82,000
                     5,000
                     8,000
                 7,500,000
                   500,000
                   500,000
                24,550,000
                 1,500,000
                 1,650,000
                   252,399
                25,500,000
                   500,000
                 1,500,000
                 1,067,000
                    45,000
                    50,000
                 1,483,000
                    80,000
                    90,000
                   407,000
                    22,000
                    20,000
                   521,000
                    20,000
                    32,000
                   119,000
                     7,000
                     9,000
                   186,500
                    10,500
                    14,000
                   496,000
                    30,000
                    30,000
                 1,262,000
                    32,000
                    36,000
                 4,100,000
                   400,000
                   373,000
                    16,500
                     7,500
                    15,400
                   502,000
                    25,000
                    30,000
                    20,000
                   553,000
                    28,000
                    10,000
                    95,000
                     5,000
                     5,000
                 1,250,000
                   180,000
                 6,900,000
                    12,400
                44,600,000
                 2,400,000
                 3,000,000
                    30,000
                 1,845,000
                   115,000
                   100,000
                   872,000
                    50,000
                    60,000
                13,200,000
                   500,000
                 1,300,000
                   662,000
                    35,000
                    35,000

       1 White Mountains Advisors LLC
       2 White Mountains Insurance Group, Ltd.
       3 Folksamerica Holding Company, Inc.